DIRECT OPERATING COSTS (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Direct Operating Costs [Abstract]
Operations, maintenance and administration		$ (741)	$ (792)	$ (605)
Water royalties, property taxes and other		(186)	(163)	(166)
Fuel and power purchases		(316)	(294)	(228)
Energy marketing fees		(20)	(24)	(24)
Direct operating costs, net	[1]	$ (1,263)	$ (1,273)	$ (1,023)

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).